Other Non-Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	The Group’s other non-current assets comprised of the following:
	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Rental deposit	$246,240	$263,250
The Group’s other non-current assets comprised of the following:
	As of December 31,
	2024	2023
Rental deposit(i)	$263,250	$246,240
	$263,250	$246,240